Share capital	6 Months Ended
Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital

13. Share capital

	31 July 2021 US $000’s	31 January 2021 US $000’s
909,704,497 (31 January 2021: 446,582,604) Ordinary shares	494,423	232,050

In addition to ‘April 2020 note’ and ‘February 2021 SPA ‘disclosed in note 5 (c) Fair value loss on convertible notes derivatives and warrants, following transactions have contributed to the movement of the ordinary shares in the current period.

ATM Offerings

On February 24, 2021, the Group entered into an equity distribution agreement (the “February EDA”) with Maxim Group LLC (“Maxim”), pursuant to which the Group may sell, from time to time, through Maxim, Ordinary Shares having an aggregate offering price of up to $99.5m (the “ATM Offering”). Sales of Ordinary Shares in the ATM Offering, if any, will be made by any method permitted that is deemed an “at the market offering” as defined in Rule 415 under the Securities Act. Maxim is not required to sell any specific amount but will act as the exclusive sales agent using commercially reasonable efforts consistent with its normal trading and sales practices, on mutually agreed terms between Maxim and us. The Group has no obligation to sell any of the Ordinary Shares under the February EDA and may at any time suspend solicitation and offers under the February EDA. As of July 31, 2021, the Group sold an aggregate of 72,117,042 Ordinary Shares pursuant to the February EDA, for gross proceeds of $70.86m and net proceeds of $68.6m, after payment to Maxim of an aggregate of $2.1m in commissions.

Registered Direct Offering

On February 1, 2021, the Group closed on the sale of 29,415,000 Ordinary Shares in a public offering to certain institutional investors at a price of $1.70 per share, for gross proceeds of $50.0m. Maxim acted as the sole placement agent in connection with the Offering. The net proceeds to the Group from the offering were approximately $46.9m, after deducting the placement agent’s fees of $3m and other estimated offering expenses.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

Ordinary shares

	6 months to 31 July 2021 US $000’s	6 months to 31 January 2021 US $000’s
At the beginning of the reporting period	232,050	132,243
Issuance of ordinary shares:
-Cash collected from sale of new share issuances and cash exercise of warrants and put options	244,059	65,960
- Shares issued in lieu of inventory payment	-	3,789
- Convertible notes converted to equity	2,841	30,058
- Shares issued upon cashless exercise of warrants	15,473	-
At the end of the reporting period	494,423	232,050

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of the Group. On a show of hands at meetings of the Group, each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

The Group does not have authorised capital or par value in respect of its shares.

Warrants

The following warrants were outstanding as at July 31, 2021 (January 31, 2021: 582,194)

Average Exercise Price USD	Issue Date	Expiry Date	No of Warrants
$0.01 - $0.49	Mar-19	Mar-24	252
	Jul-19	May-25	170,100
	Aug-19	Aug-24	22,857
	Aug-19	Feb-25	285,714
$0.50 - $1.00	Mar-19	Mar-23	14,000
	Apr-19	Apr-22	500
$1.50 - $2.00	Nov-17	Nov-21	2,000
	Oct-18	Oct-21	20,000
$2.01 - $4.00	Jun-18	Jun-23	8,000
Total number of outstanding warrants as at 31 July 2021			523,423